Acquisition Activity (Detail) $ / shares in Units, $ in Thousands				12 Months Ended
	May. 31, 2015 USD ($) Branch shares	Mar. 31, 2015 USD ($) Branch shares	Feb. 28, 2015 USD ($) Branch $ / shares shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Business Acquisition
Goodwill				$ 724,603	$ 517,526
Maximum period for subject to change estimated fair values after acquisition date (in years)				1 year
Florida Bank Group, Inc.
Business Acquisition
Cash received per share | $ / shares			$ 7.81
Shares received | shares			0.149
Total consideration paid			$ 90,485
Goodwill			$ 15,704
Number of bank offices | Branch			12
Old Florida Bancshares, Inc.
Business Acquisition
Shares received | shares		0.34
Total consideration paid		$ 253,152
Goodwill		$ 99,638
Number of bank offices | Branch		14
Georgia Commerce Bancshares Inc.
Business Acquisition
Shares received | shares	0.6134
Total consideration paid	$ 190,264
Goodwill	$ 87,319
Number of bank offices | Branch	9